Condensed Consolidated Unaudited Interim Statements of Financial Position € in Thousands, $ in Thousands		Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Current assets
Cash and cash equivalents | €			€ 55,535	€ 36,882
Marketable securities | €	[1]		2,204	2,132
Restricted cash and marketable securities | €	[2]		1,315	4,653
Receivable from concession project | €			1,390	1,292
Financial assets | €			1,354	1,282
Trade and other receivables | €			11,407	12,623
Total Current assests | €			73,205	58,864
Non-current assets
Investment in equity accounted investee | €			29,158	27,746
Advances on account of investments | €			843	798
Receivable from concession project | €			26,510	25,710
Fixed assets | €			128,766	87,220
Right-of-use asset | €			4,134
Intangible asset | €			4,987	4,882
Restricted cash and deposits | €			10,917	2,062
Deferred tax | €			2,903	2,423
Long term receivables | €			6,658	1,455
Total Non-current assets | €			214,876	152,296
Total assets | €			288,081	211,160
Current liabilities
Current maturities of long term loans | €			6,932	5,864
Debentures | €			9,266	8,758
Trade payables | €			3,191	2,126
Other payables | €			2,985	3,103
Total current liabilities | €			22,374	19,851
Non-current liabilities
Lease liability | €			3,940
Long-term loans | €			120,818	60,228
Debentures | €			40,542	42,585
Deferred tax | €			6,485	6,219
Other long-term liabilities | €			11,318	5,320
Total Non-current liabilities | €			183,103	114,352
Total liabilities | €			205,477	134,203
Equity
Share capital | €			19,988	19,980
Share premium | €			58,358	58,344
Treasury shares | €			(1,736)	(1,736)
Transaction reserve with non-controlling Interests | €			5,614
Reserves | €			1,156	1,169
Retained earnings (accumulated deficit) | €			(1,993)	758
Total equity attributed to shareholders of the Company | €			81,387	78,515
Non-Controlling Interest | €			1,217	(1,558)
Total equity | €			82,604	76,957
Total liabilities and equity | €			€ 288,081	€ 211,160
USD [Member]
Current assets
Cash and cash equivalents | $	[3]	$ 63,253
Marketable securities | $	[3]	2,510
Restricted cash and marketable securities | $	[3]	1,498
Receivable from concession project | $	[3]	1,583
Financial assets | $	[3]	1,542
Trade and other receivables | $	[3]	12,992
Total Current assests | $	[3]	83,378
Non-current assets
Investment in equity accounted investee | $	[3]	33,210
Advances on account of investments | $	[3]	960
Receivable from concession project | $	[3]	30,194
Fixed assets | $	[3]	146,662
Right-of-use asset | $	[3]	4,709
Intangible asset | $	[3]	5,680
Restricted cash and deposits | $	[3]	12,434
Deferred tax | $	[3]	3,306
Long term receivables | $	[3]	7,583
Total Non-current assets | $	[3]	244,738
Total assets | $	[3]	328,116
Current liabilities
Current maturities of long term loans | $	[3]	7,895
Debentures | $	[3]	10,554
Trade payables | $	[3]	3,632
Other payables | $	[3]	3,400
Total current liabilities | $	[3]	25,481
Non-current liabilities
Lease liability | $	[3]	4,488
Long-term loans | $	[3]	137,609
Debentures | $	[3]	46,176
Deferred tax | $	[3]	7,386
Other long-term liabilities | $	[3]	12,891
Total Non-current liabilities | $	[3]	208,550
Total liabilities | $	[3]	234,031
Equity
Share capital | $	[3]	22,766
Share premium | $	[3]	66,469
Treasury shares | $	[3]	(1,977)
Transaction reserve with non-controlling Interests | $	[3]	6,394
Reserves | $	[3]	1,317
Retained earnings (accumulated deficit) | $	[3]	(2,270)
Total equity attributed to shareholders of the Company | $	[3]	92,699
Non-Controlling Interest | $	[3]	1,386
Total equity | $	[3]	94,085
Total liabilities and equity | $	[3]	$ 328,116

[1]	The Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float.
[2]	Current accounts securing short term obligations.
[3]	Convenience translation into US$ (exchange rate as at June 30, 2019: EUR 1 = US$ 1.139)